Shareholder Report, Average Annual Return (Details)		11 Months Ended
	Sep. 25, 2023	Aug. 31, 2024
C000245003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GGM Macro Alignment ETF
Without Sales Load [Member] | C000245003
Average Annual Return [Line Items]
Average Annual Return, Percent		15.46%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		32.01%
GGM Macro Alignment ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		15.62%